UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | March 31, 2014 (Unaudited)

	Shares	Market Value
Common Stocks 97.27%
Apartments (REITs) 18.03%
Apartment Investment & Management Co., Class A	117,600	$3,553,872
Associated Estates Realty Corp.	245,000	4,150,300
AvalonBay Communities, Inc.	29,400	3,860,808
BRE Properties, Inc.	10,000	627,800
Camden Property Trust	40,000	2,693,600
Equity Residential	58,800	3,409,812
Essex Property Trust, Inc.	10,000	1,700,500
Home Properties, Inc.	1,000	60,120
Independence Realty Trust, Inc.	15,000	133,650
Mid-America Apartment Communities, Inc.	20,000	1,365,400
UDR, Inc.	50,000	1,291,500

		22,847,362
Diversified (REITs) 9.22%
Digital Realty Trust, Inc.	83,300	4,421,564
DuPont Fabros Technology, Inc.	176,700	4,253,169
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,126	73,558
Lexington Realty Trust	135,000	1,472,850
Vornado Realty Trust	14,850	1,463,616

		11,684,757
Energy 8.11%
Crestwood Midstream Partners LP	25,000	563,500
DCP Midstream Partners LP	11,000	551,100
Eagle Rock Energy Partners LP	88,443	465,210
Enbridge Energy Management LLC *	1	28
Enterprise Products Partners LP	39,601	2,746,725
Kinder Morgan Energy Partners LP	15,000	1,109,250
Marlin Midstream Partners LP	29,000	508,660
Targa Resources Partners LP	41,215	2,318,756
Western Gas Partners LP	14,980	991,526
Williams Partners LP	20,000	1,018,800

		10,273,555
Financials 0.71%
Arlington Asset Investment Corp., Class A	34,116	903,392

		903,392
Health Care (REITs) 5.86%
HCP, Inc.	80,000	3,103,200
Health Care REIT, Inc.	34,300	2,044,280
Ventas, Inc.	37,650	2,280,460

		7,427,940
Hotels (REITs) 10.86%
Ashford Hospitality Prime, Inc.	20,300	306,936
Ashford Hospitality Trust, Inc.	100,000	1,127,000
Chesapeake Lodging Trust	24,300	625,239

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
DiamondRock Hospitality Co.	200,000	$2,350,000
FelCor Lodging Trust, Inc.	208,400	1,883,936
Hersha Hospitality Trust	225,000	1,311,750
Host Hotels & Resorts, Inc.	148,500	3,005,640
LaSalle Hotel Properties	59,400	1,859,814
Pebblebrook Hotel Trust	38,414	1,297,241

		13,767,556
Industrial (REITs) 3.93%
First Industrial Realty Trust, Inc.	30,000	579,600
ProLogis, Inc.	107,800	4,401,474

		4,981,074
Manufactured Homes (REITs) 2.04%
Equity Lifestyle Properties, Inc.	15,050	611,783
Sun Communities, Inc.	43,650	1,968,179

		2,579,962
Net Lease (REITs) 0.77%
Realty Income Corp.	24,000	980,640

Office Space (REITs) 16.43%
American Capital Agency Corp.	100,000	2,149,000
American Realty Capital Properties, Inc.	54,645	766,123
Annaly Capital Management, Inc.	200,000	2,194,000
BioMed Realty Trust, Inc.	120,000	2,458,800
Boston Properties, Inc.	24,000	2,748,720
Columbia Property Trust, Inc.	30,000	817,500
CYS Investments, Inc.	200,000	1,652,000
Gramercy Property Trust, Inc.	30,000	154,800
Hatteras Financial Corp.	100,000	1,885,000
Hudson Pacific Properties, Inc.	65,000	1,499,550
Kilroy Realty Corp.	30,000	1,757,400
QTS Realty Trust, Inc.	30,000	752,700
SL Green Realty Corp.	19,800	1,992,276

		20,827,869
Regional Malls (REITs) 12.04%
CBL & Associates Properties, Inc.	111,100	1,972,025
General Growth Properties, Inc.	40,000	880,000
Glimcher Realty Trust	50,000	501,500
Macerich Co.(The)	39,600	2,468,268
Simon Property Group, Inc.	49,000	8,036,000
Tanger Factory Outlet Centers, Inc.	20,000	700,000
Taubman Centers, Inc.	10,000	707,900

		15,265,693
Shopping Centers (REITs) 6.32%
DDR Corp.	75,000	1,236,000
Federal Realty Investment Trust	29,400	3,372,768
Kimco Realty Corp.	74,250	1,624,590
Regency Centers Corp.	20,000	1,021,200
Weingarten Realty Investors	25,000	750,000

		8,004,558

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Storage (REITs) 2.95%
CubeSmart	20,000	$343,200
Extra Space Storage, Inc.	25,000	1,212,750
Sovran Self Storage, Inc.	29,700	2,181,465

		3,737,415
Total Common Stocks (Cost $88,323,913)		123,281,773
Preferred Stocks 2.57%
Diversified (REITs) 0.56%
Digital Realty Trust, Inc., Series G, 5.88%	13,000	264,680
Digital Realty Trust, Inc., Series H, 7.38%	10,000	248,900
DuPont Fabros Technology, Inc., Series B, 7.63%	7,800	195,624

		709,204
Energy 0.45%
Atlas Pipeline Partners LP, Series E, 8.25%	3,000	75,630
Vanguard Natural Resources LLC, Series B, 7.63%	20,000	490,200

		565,830
Hotels (REITs) 1.19%
Chesapeake Lodging Trust, Series A, 7.75%	10,000	259,400
FelCor Lodging Trust, Inc., Series C, 8.00%	28,500	724,470
Sunstone Hotel Investors, Inc., Series D, 8.00%	20,488	528,590

		1,512,460
Regional Malls (REITs) 0.37%
Taubman Centers, Inc., Series J, 6.50%	20,000	473,400

Total Preferred Stocks (Cost $3,038,456)		3,260,894
Total Investments – 99.84% (Cost $91,362,369)		126,542,667
Other Assets in Excess of Liabilities – 0.16%		197,843

NET ASSETS – 100.00%		$126,740,510

*	Non-income producing security.

REIT – Real Estate Investment Trust

Tax related: At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$36,514,670
Gross unrealized depreciation	(1,334,471)

Net unrealized appreciation	$35,180,199

Aggregate cost of securities for income tax purposes	$91,362,468

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | March 31, 2014 (Unaudited)

	Shares	Market Value
Common Stocks 95.98%
Consumer Discretionary 11.26%
Comcast Corp., Class A	12,400	$620,248
Ford Motor Co.	52,300	815,880
Goodyear Tire & Rubber Co. (The)	22,000	574,860
Hilton Worldwide Holdings, Inc. *	2,500	55,600
Home Depot, Inc. (The)	19,000	1,503,470
Johnson Controls, Inc.	14,300	676,676
McDonalds Corp.	9,380	919,521
Time Warner, Inc.	12,200	797,026
Walt Disney Co. (The)	22,000	1,761,540
Wyndham Worldwide Corp.	5,500	402,765

		8,127,586
Consumer Staples 8.81%
Altria Group, Inc.	25,700	961,951
Hershey Co.(The)	4,950	516,780
Kimberly-Clark Corp.	3,200	352,800
Kraft Foods Group, Inc.	5,499	308,494
Mondelez International, Inc., Class A	16,500	570,075
PepsiCo, Inc.	13,250	1,106,375
Philip Morris International, Inc.	9,400	769,578
Procter & Gamble Co.	9,900	797,940
Rite Aid Corp. *	27,500	172,425
Walgreen Co.	4,800	316,944
Wal-Mart Stores, Inc.	6,424	490,986

		6,364,348
Energy 10.72%
Apache Corp.	3,000	248,850
Chevron Corp.	4,000	475,640
ConocoPhillips	15,100	1,062,285
Devon Energy Corp.	5,100	341,343
Ensco PLC, Class A	1,400	73,892
Enterprise Products Partners LP	5,648	391,745
EOG Resources, Inc.	1,550	304,064
Exxon Mobil Corp.	12,800	1,250,304
Halliburton Co.	7,100	418,119
Helmerich & Payne, Inc.	2,600	279,656
Kinder Morgan, Inc.	2,700	87,723
Marathon Oil Corp.	5,000	177,600
Schlumberger Ltd.	12,575	1,226,062
Spectra Energy Partners LP	6,500	318,175
Targa Resources Partners LP	4,700	264,422
Tesoro Corp.	2,000	101,180
Valero Energy Corp.	8,700	461,970
Williams Partners LP	5,000	254,700

		7,737,730

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Financials 12.99%
American Express Co.	10,000	$900,300
Bank of America Corp.	53,100	913,320
Blackstone Group LP	5,000	166,250
Capital One Financial Corp.	2,500	192,900
Citigroup, Inc.	14,500	690,200
Genworth Financial, Inc., Class A *	8,000	141,840
Goldman Sachs Group, Inc.(The)	4,615	756,168
Hartford Financial Services Group, Inc.(The)	14,000	493,780
JPMorgan Chase & Co.	22,927	1,391,898
MetLife, Inc.	9,875	521,400
Oaktree Capital Group LLC	7,300	424,568
Prudential Financial, Inc.	6,000	507,900
Travelers Cos., Inc.(The)	4,500	382,950
U.S. Bancorp	9,700	415,742
Wells Fargo & Co.	29,686	1,476,582

		9,375,798
Health Care 15.14%
AbbVie, Inc.	7,300	375,220
Actavis PLC *	8,500	1,749,725
Aetna, Inc.	1,500	112,455
Celgene Corp. *	3,000	418,800
Covidien PLC	10,700	788,162
Express Scripts Holding Co. *	4,668	350,520
Gilead Sciences, Inc. *	8,200	581,052
HCA Holdings, Inc. *	4,500	236,250
Johnson & Johnson	12,510	1,228,857
McKesson Corp.	6,000	1,059,420
Merck & Co., Inc.	15,500	879,935
Mylan, Inc. *	12,700	620,141
Pfizer, Inc.	28,300	908,996
Thermo Fisher Scientific, Inc.	2,700	324,648
UnitedHealth Group, Inc.	15,800	1,295,442

		10,929,623
Industrials 10.68%
3M Co.	9,350	1,268,421
American Airlines Group, Inc. *	4,200	153,720
Boeing Co.(The)	7,930	995,136
Caterpillar, Inc.	3,000	298,110
CSX Corp.	42,750	1,238,467
Delta Air Lines, Inc.	4,400	152,460
Dover Corp.	2,200	179,850
General Electric Co.	50,381	1,304,364
Honeywell International, Inc.	4,200	389,592
Masco Corp.	5,000	111,050
Pitney Bowes, Inc.	4,000	103,960
Terex Corp.	3,000	132,900
Tyco International Ltd.	7,700	326,480
United Parcel Service, Inc. (UPS), Class B	5,726	557,598
United Technologies Corp.	4,300	502,412

		7,714,520

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Information Technology 15.56%
Adobe Systems, Inc. *	4,200	$276,108
Apple, Inc.	3,800	2,039,612
Applied Materials, Inc.	7,500	153,150
Cisco Systems, Inc.	18,500	414,585
Corning, Inc.	18,700	389,334
EMC Corp.	8,000	219,280
Hewlett-Packard Co.	11,000	355,960
Intel Corp.	26,400	681,384
International Business Machines Corp.	2,858	550,136
Knowles Corp *	1,100	34,727
Microsoft Corp.	34,550	1,416,204
NetApp, Inc.	3,000	110,700
Oracle Corp.	30,800	1,260,028
Paychex, Inc.	8,900	379,140
QUALCOMM, Inc.	8,700	686,082
Symantec Corp.	21,100	421,367
Texas Instruments, Inc.	14,925	703,714
Visa, Inc., Class A	3,350	723,131
Western Digital Corp.	1,000	91,820
Xerox Corp.	28,700	324,310

		11,230,772
Materials 3.83%
Dow Chemical Co.(The)	8,650	420,304
EI du Pont de Nemours & Co.	13,500	905,850
Freeport-McMoRan Copper & Gold, Inc.	6,000	198,420
Lyondellbasell Industries NV, Class A	2,200	195,668
Nucor Corp.	2,000	101,080
Packaging Corp. of America	13,380	941,551

		2,762,873
Real Estate Investment Trust 2.45%
American Capital Agency Corp.	6,600	141,834
Annaly Capital Management, Inc.	14,000	153,580
Apartment Investment & Management Co., Class A	5,000	151,100
Digital Realty Trust, Inc.	3,000	159,240
ProLogis, Inc.	7,588	309,818
Simon Property Group, Inc.	3,109	509,876
Starwood Property Trust, Inc.	11,700	276,003
Starwood Waypoint Residential Trust *	2,340	67,369

		1,768,820
Telecommunication Services 2.66%
AT&T, Inc.	25,350	889,024
CenturyLink, Inc.	1,800	59,112
Verizon Communications, Inc.	20,440	972,331

		1,920,467

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Utilities 1.88%
NextEra Energy, Inc.	4,100	$392,042
Wisconsin Energy Corp.	20,700	963,585

		1,355,627
Total Common Stocks (Cost $44,177,879)		69,288,164

Preferred Stocks 3.09%
Energy 0.87%
Atlas Pipeline Partners LP, Series E, 8.25%	3,000	75,630
Callon Petroleum Co, Series A, 10.00%	5,000	255,000
Miller Energy Resources, Inc., Series C, 10.75%	5,000	125,600
Miller Energy Resources, Inc., Series D, 10.50%	2,000	48,440
Tsakos Energy Navigation Ltd., Series B, 8.00%	2,000	47,440
Vanguard Natural Resources LLC, Series B, 7.63%	3,000	73,530

		625,640
Financials 1.34%
Aegon NV, 6.38%	5,000	128,550
Aegon NV, 8.00%	3,000	86,700
American Financial Group, Inc., 6.38%	5,000	126,900
BGC Partners, Inc., 8.13%	5,000	133,950
Citigroup, Inc., Series K, 6.88%	5,000	130,350
Citigroup, Inc., Series L, 6.88%	3,000	75,450
JPMorgan Chase & Co., Series T, 6.70%	2,000	50,800
KKR Financial Holdings LLC, Series A, 7.38%	3,000	77,250
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	157,850

		967,800
Industrials 0.10%
Costamare, Inc., Series C, 8.50%	3,000	75,360

Real Estate Investment Trust 0.17%
Digital Realty Trust, Inc., Series H, 7.38%	5,000	124,450

Telecommunication Services 0.61%
Qwest Corp., 7.00%	5,000	126,050
Telephone & Data Systems, Inc., 7.00%	4,000	102,440
United States Cellular Corp., 6.95%	5,742	145,675
Verizon Communications, Inc., 5.90%	2,500	62,400

		436,565
Total Preferred Stocks (Cost $2,153,456)		2,229,815

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Money Market 0.92%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.06% (a)	666,894	$666,894
Total Money Market (Cost $666,894)		666,894
Total Investments – 99.99% (Cost $46,998,229)		72,184,873
Other Assets in Excess of Liabilities – 0.01%		6,354

NET ASSETS – 100.00%		$72,191,227

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of March 31, 2014.

Tax related: At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$25,672,157
Gross unrealized depreciation	(485,916)

Net unrealized appreciation	$25,186,241

Aggregate cost of securities for income tax purposes	$46,998,632

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | March 31, 2014 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 98.97%
Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$107,061

Alaska 0.53%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	97,654
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	98,400
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100, (OID), 5.00%, 06/01/32	500,000	389,035

		585,089
Arizona 0.20%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	104,586
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	110,978

		215,564
California 2.13%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	295,825
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	97,500
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,142
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	275,502
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	24,280
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	114,768
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	284,465
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	541,550
University of California, University & College Improvements, Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	476,596
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	151,031
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,173

		2,336,832

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Colorado 0.56%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$100,000	$108,434
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 05/05/14 @ 102, (OID), 6.00%, 12/01/33	500,000	510,785

		619,219
Connecticut 8.67%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	211,993
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	226,983
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	230,000	234,391
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	207,190
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	246,878
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	280,000	270,953
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	475,740
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	711,690
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	245,025
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	220,695
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	239,705
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	148,691
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	450,000	465,268
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	45,000	46,494
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	103,168
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	45,000	45,443
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	107,241
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	401,355
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	105,516
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	263,045

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	$125,000	$130,575
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	99,729
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	479,305
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	103,894
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	498,155
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	242,253
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	503,320
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	252,913
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	401,616
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	502,757
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	115,140
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	281,362
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	875,500
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,402

		9,520,385
District of Columbia 1.05%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	515,000	537,248
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	327,754
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	285,356

		1,150,358
Florida 5.54%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	170,073
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	110,229
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	129,426
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	528,955
County of Miami-Dade, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	113,000

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	$250,000	$272,727
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	273,507
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	159,660
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	101,291
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	272,787
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	171,413
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	105,612
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	144,138
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	85,000	88,447
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	106,824
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	106,171
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	531,265
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	223,194
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	228,648
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	464,995
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	494,235
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	231,245
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	293,946
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	424,372
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	181,491
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,220
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	104,880

		6,082,751

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Georgia 1.36%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	$250,000	$263,115
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	355,995
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	264,082
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	99,705
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	173,078
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	56,430
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	279,697

		1,492,102
Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	42,963

Illinois 2.55%
Chicago Board of Education, School Improvements, General Obligation Unlimited, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	1,100,000	1,072,126
City of Chicago, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	258,260
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	184,518
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	110,114
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	255,555
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	232,873
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	282,345
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	288,652
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	111,395

		2,795,838
Indiana 2.43%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	279,421
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	108,444
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	258,775
Town of Munster , Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,024,700

		2,671,340

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Iowa 0.51%
Iowa Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, 4.75%, 08/01/42	$250,000	$224,210
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	331,152

		555,362
Kansas 0.24%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	259,840

Kentucky 0.25%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	275,130

Louisiana 0.76%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	455,135
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	106,681
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	272,807

		834,623
Maine 0.90%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	448,300
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	252,123
Maine State Housing Authority, Local Single-Family Housing, Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	104,663
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	89,509
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	89,296

		983,891
Maryland 2.44%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	253,315
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	366,033
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	458,221
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	532,970
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	166,607
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	61,198
Montgomery County Housing Opportunities Commission, Local Multi-Family Housing, Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	260,590
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	583,332

		2,682,266

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Massachusetts 0.83%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	$75,000	$78,860
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	175,000	185,120
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	100,000	100,792
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	160,505
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	181,792
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	103,328
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	105,166

		915,563
Michigan 3.25%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	441,575
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	108,798
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	820,275
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	107,525
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	710,000
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	120,000	124,514
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	233,963
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	488,019
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	285,687
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	252,908

		3,573,264
Minnesota 0.19%
City of St. Cloud , Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	204,464

Mississippi 0.25%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	269,070

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Missouri 0.46%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	$275,000	$293,667
Health & Educational Facilities Authority of the State of Missouri, Health, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	87,069
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	125,000	127,386

		508,122
Nebraska 0.26%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	283,942

Nevada 0.13%
City of Reno, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	52,768
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	85,000	86,059

		138,827
New Hampshire 0.33%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	250,090
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	113,264

		363,354
New Jersey 12.72%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	275,227
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	172,788
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,118,230
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	855,000	958,934
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	267,995
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	280,522
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	106,454
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	227,894
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	289,349
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	619,512
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	66,212

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	$100,000	$104,861
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	210,000	219,778
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	105,000	108,845
New Jersey State Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	553,670
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	217,874
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	540,625
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	114,321
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	209,334
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	239,050
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, 5.00%, 06/15/42	4,185,000	4,367,717
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,161,023
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	876,247
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	222,170
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	225,615
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	550,000	415,442

		13,959,689
New Mexico 1.42%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	469,003
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	231,874
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	463,185
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	135,000	124,671
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	225,000	198,392
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	76,082

		1,563,207
New York 22.05%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	210,940
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	274,927

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	$60,000	$60,989
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	132,478
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	279,577
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	102,585
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	257,723
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	107,414
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	263,410
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	539,920
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	539,845
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	262,080
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	56,394
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	285,532
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	258,695
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	256,335
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	510,230
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	453,050
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	453,050
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	170,387
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	255,428
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	252,793
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	258,057
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	103,134
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	104,317
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	719,836
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,766,725

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	$145,000	$147,495
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	175,000	177,331
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	99,403
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	276,615
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	549,260
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,060,650
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	527,375
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	158,601
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	264,375
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	90,737
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	230,252
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	269,702
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	54,605
New York Mortgage Agency, Refunding Revenue Bonds, Series 176, Callable 04/01/22 @ 100, 3.65%, 10/01/37	250,000	221,053
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	956,180
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	43,826
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	210,260
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	546,140
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	373,898
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	248,312
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	117,001
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	193,278
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	435,910
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	115,775
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/41	500,000	516,830

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/32	$500,000	$524,570
New York State Dormitory Authority, Revenue Bonds, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	715,071
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	798,570
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	170,016
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	153,708
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	209,149
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	257,363
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	101,792
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.75%, 11/01/37	250,000	219,508
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	162,210
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	207,360
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	516,535
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	117,178
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	408,015
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	408,015
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	207,558
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	213,503

		24,210,836
North Carolina 0.54%
Charlotte-Mecklenburg, NC, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	107,595
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	267,600
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	217,316

		592,511
North Dakota 0.01%
North Dakota Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	10,000	10,395

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Ohio 0.85%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	$80,000	$69,730
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	340,297
Ohio State Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	258,785
Ohio State Higher Educational Facilities Revenue, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	263,340

		932,152
Oklahoma 0.22%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	237,298

Oregon 0.81%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.50%, 08/15/28	250,000	275,752
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	108,550
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	257,995
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	37,793
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	207,776

		887,866
Pennsylvania 5.38%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	535,160
City of Philadelphia, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	863,775
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	231,722
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	148,541
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	538,015
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	100,550
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	92,454
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	101,319
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	273,403
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,094,340
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	533,455
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	109,512
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	279,167

		5,901,413

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Puerto Rico 7.30%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	$100,000	$77,977
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	185,984
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100, (OID), 5.38%, 07/01/33	250,000	188,855
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	97,178
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	82,065
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	369,529
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	250,000	198,345
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	395,195
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	293,303
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	239,235
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	500,630
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	196,755
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	219,975
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	363,495
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	190,565
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	250,000	179,560
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	489,735
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	160,255
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed), 5.25%, 07/01/23	100,000	79,957
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	146,775
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	945,000	774,087
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	85,460
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/21	180,000	146,074
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	223,470

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Puerto Rico Public Buildings Authority, Public Improvements, Revenue Bonds, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	$545,000	$398,564
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	198,711
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100, (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	78,190
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	199,226
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	460,000	382,099
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	100,000	79,806
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, (OID), 5.38%, 08/01/36	750,000	571,867
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/37	20,000	15,712
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	210,395

		8,019,029
Rhode Island 1.74%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	150,668
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, 3.45%, 04/01/35	235,000	204,669
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	495,150
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	262,660
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	220,025
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	543,140
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	36,158

		1,912,470
South Carolina 0.28%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	53,050
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100, (OID), 5.75%, 08/01/36	250,000	251,993

		305,043
Tennessee 0.30%
City of Memphis TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	108,257
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	221,294

		329,551

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Texas 5.72%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	$500,000	$543,735
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	232,123
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	187,565
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 11/15/22 @ 100, 5.00%, 11/15/37	1,125,000	1,156,657
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	114,249
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	111,776
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,335,912
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	230,803
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	108,898
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,009,010
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	107,536
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	55,757
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	111,053
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	107,678
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 05/05/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	869,751

		6,282,503
Utah 0.38%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	269,492
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	55,000	57,672
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	90,000	94,944

		422,108
Vermont 0.20%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	223,462

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	105,494

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Virginia 0.20%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	$215,000	$215,112

Washington 1.68%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,045,550
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	264,945
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	538,190

		1,848,685
West Virginia 0.44%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	208,740
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	279,830

		488,570
Wisconsin 0.67%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	428,164
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	102,292
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	107,183
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	100,000	102,321

		739,960
Total Municipal Bonds (Cost $108,794,254)		108,654,574

Money Market 0.06%
Federated Municipal Obligations Fund, 0.01% (a)	67,534	67,534
Total Money Market (Cost $67,534)		67,534
Total Investments – 99.03% (Cost $108,861,788)		108,722,108
Other Assets in Excess of Liabilities – 0.97%		1,062,680

NET ASSETS – 100.00%		$109,784,788

(a)	Rate disclosed is the seven day yield as of March 31, 2014.

ACA — Insured by ACA Financial Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

See accompanying notes which are an integral part of this schedule of investments.

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

MBIA — Municipal Bond Insurance Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

Tax related: At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,026,776
Gross unrealized depreciation	(4,169,016)

Net unrealized depreciation	$(142,240)

Aggregate cost of securities for income tax purposes	$108,864,348

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | March 31, 2014 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.27%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$329,000	$338,892
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	114,637	106,547
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	106,039	98,556
Total Collateralized Mortgage Obligations (Cost $365,918)		543,995
Municipal Bonds 68.21%
Alabama 2.74%
City of Montgomery, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	509,120
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	3,690,560
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	773,666
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	540,190

		5,513,536
Arizona 1.57%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	236,435
Glendale Municipal Property Corp., Revenue Bonds, Series B, Callable 05/05/14 @ 102, (AMBAC), 5.58%, 07/01/32	200,000	200,898
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,525,510
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,205,413

		3,168,256
California 5.71%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	520,316
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	325,400
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,283,100
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,183,730
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,096,680
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	204,182
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	578,510

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unlimited, 6.51%, 08/01/43	$500,000	$608,295
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	593,685
Peralta California Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,401,661
Peralta California Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	535,220
Peralta California Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	214,436
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,083,380
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	545,540
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,323,000

		11,497,135
Colorado 1.00%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	263,113
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	272,072
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,216,130
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	269,418

		2,020,733
Connecticut 0.82%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,103,010
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	541,875

		1,644,885
District of Columbia 0.27%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	550,785

Florida 5.86%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	103,346
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	208,078
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,355,050
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	317,499
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	439,477
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	268,448

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	$1,000,000	$1,181,770
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	528,640
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	543,985
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,108,920
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	274,802
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	788,572
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	183,328
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,071,890
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	262,035
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,667,040
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,051,150
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	271,915
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	171,875

		11,797,820
Georgia 2.17%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	4,040,000	4,362,594

Idaho 0.44%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	882,819

Illinois 4.13%
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	414,235
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	110,589
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	521,640
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	157,821
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	288,230
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	889,081
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,053,610

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	$250,000	$282,227
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	653,670
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unlimited, Series B, (OID), 5.75%, 01/01/37	250,000	246,543
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.75%, 03/01/30	245,000	273,300
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.90%, 03/01/35	125,000	136,048
State of Illinois, Public Improvements, General Obligation Unlimited, 7.10%, 07/01/35	505,000	561,121
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,749,540
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	553,750
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	425,636

		8,317,041
Indiana 0.44%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	892,984

Kansas 0.21%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	419,925

Kentucky 1.27%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	263,343
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,014,870
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,015,830
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	262,290

		2,556,333
Louisiana 1.05%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	483,065
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,637,343

		2,120,408
Massachusetts 0.64%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	261,156
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	857,077
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	180,627

		1,298,860

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Michigan 4.70%
Avondale School District, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	$500,000	$520,885
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,527,950
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	319,250
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	105,073
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	158,142
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	211,526
County of Oakland , Pension Funding, Certificate Participation, Callable 04/01/14 @ 100, (OID), 6.25%, 04/01/26	1,000,000	1,000,000
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	269,450
L’Anse Creuse Public Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	206,646
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	269,640
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	536,955
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	532,920
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,715,000	2,176,561
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	542,700
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	156,038
St. Johns Public Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, 6.65%, 05/01/40	585,000	614,092
St. Joseph School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	258,670
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	50,000	50,881

		9,457,379
Missouri 2.59%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	2,764,950
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	262,160
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	294,181
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,318,180
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	582,716

		5,222,187

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Nebraska 0.10%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	$200,000	$211,236

Nevada 3.72%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,257,751
County of Clark, Transit Improvements, Build America Bonds, General Obligation Ltd, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,152,900
County of Clark, Public Improvements, Build America Bonds, General Obligation Ltd, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	1,385,000	1,597,514
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	287,515
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	1,960,565
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,011,006
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	228,384

		7,495,635
New Jersey 1.80%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	510,790
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	539,775
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	549,225
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,150,420
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	339,945
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	542,395

		3,632,550
New York 7.76%
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	558,635
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	274,032
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	560,970
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	575,865
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	548,560
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	199,001
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,268,380
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	145,540
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,902,735

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	$500,000	$576,000
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,024,922
New York City Housing Development Corp., Revenue Bonds, Series E, Callable 11/01/21 @ 100, 4.40%, 11/01/32	500,000	469,430
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,681,625
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	648,802
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	617,050
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	563,455
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,081,990
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	544,380
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	221,660
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	528,165
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	500,000	468,795
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	173,991

		15,633,983
North Carolina 0.13%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	252,759

North Dakota 0.50%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,009,630

Ohio 2.99%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	311,979
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,771,551
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	548,545
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,146,350
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	595,275
Madison Local School District Lake County, School Improvements, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	260,108
Mariemont City School District, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	120,032

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Princeton, OH, School Improvements, General Obligation Unlimited, Callable 12/01/20 @ 100, 6.39%, 12/01/47	$250,000	$251,513
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	204,494
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	306,805
Three Rivers Local School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	511,745

		6,028,397
Oklahoma 0.28%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	555,310

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	270,383

Pennsylvania 1.87%
Mount Union Area School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,037,910
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	686,038
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	474,985
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	331,899
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,079,980
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	160,745

		3,771,557
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	95,446

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	256,043

South Dakota 0.22%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	435,780

Tennessee 2.01%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,636,965
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,417,100

		4,054,065

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
Texas 5.10%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	$985,000	$1,007,685
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	818,730
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	486,245
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	274,410
County of Bexar, Public Improvements, General Obligation Ltd, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	554,470
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,794,795
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	257,388
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,042,460
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,340,320
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	938,131
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	759,870

		10,274,504
Utah 0.27%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	538,250

Virgin Islands 0.94%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,030,260
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	873,499

		1,903,759
Virginia 2.20%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 04/21/14 @ 100, (OID), 6.71%, 06/01/46	6,190,000	4,423,498

Washington 0.94%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	279,962
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	572,215
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	264,558
Klickitat County Public Utility District No. 1, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	498,640
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	269,838

		1,885,213

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
West Virginia 0.90%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	$2,270,000	$1,806,171

Wisconsin 0.56%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,127,060

Total Municipal Bonds (Cost $132,621,927)		137,384,909

	Shares
Common Stocks 6.32%
Energy 6.32%
Atlas Pipeline Partners LP	19,219	617,122
Boardwalk Pipeline Partners LP	15,000	201,150
Buckeye Partners LP	18,000	1,350,900
Eagle Rock Energy Partners LP	100,000	526,000
Enbridge Energy Partners LP	46,194	1,266,178
Energy Transfer Partners LP	40,000	2,151,600
EnLink Midstream Partners LP	39,900	1,213,758
Kinder Morgan Energy Partners LP	22,230	1,643,908
Marlin Midstream Partners LP	2,070	36,308
Regency Energy Partners LP	44,570	1,213,195
Targa Resources Partners LP	12,240	688,622
TC PipeLines LP	11,475	549,997
Williams Partners LP	25,020	1,274,519
Total Common Stocks (Cost $12,875,105)		12,733,257

	Principal Amount
Corporate Bonds 9.99%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	213,500
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,075,993
DDR Corp., 7.50%, 07/15/18	500,000	594,984
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,096,194
Duke Realty LP, 4.38%, 06/15/22	250,000	254,972
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a) (b)	400,000	418,568
Fifth Third Bancorp., 8.25%, 03/01/38	250,000	354,261
General Electric Capital Corp., 6.88%, 01/10/39	1,000,000	1,321,388
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,632,781
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	556,769
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,551,286
Kilroy Realty LP, 4.80%, 07/15/18	100,000	107,941
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	283,634

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Market Value
MetLife Capital Trust X, 9.25%, 04/08/38 (a) (b)	$1,500,000	$1,972,500
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,520,000
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	391,468
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	1,082,487
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	957,254
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,002,284
Simon Property Group LP, 10.35%, 04/01/19	150,000	203,213
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,190,577
United States Cellular Corp., 6.70%, 12/15/33	2,000,000	2,032,442
Valero Energy Corp., 8.75%, 06/15/30	224,000	300,467
Total Corporate Bonds (Cost $19,288,967)		20,114,963

	Shares
Preferred Stocks 13.63%
Financials 2.36%
Aegon NV, 8.00%	14,400	416,160
Aflac, Inc., 5.50%	12,900	301,344
American Financial Group, Inc., 5.75%	12,900	305,859
Aviva PLC, 8.25%	14,490	400,793
Bank of New York Mellon Corp./The, 5.20%	13,000	287,690
City National Corp./CA, Series C, 5.50%	13,000	284,830
JPMorgan Chase & Co, Series P, 5.45%	6,500	141,050
KKR Financial Holdings LLC, 7.50%	10,000	269,800
KKR Financial Holdings LLC, 8.38%	30,000	830,700
PNC Financial Services Group, Inc., Series Q, 5.38%	6,500	140,010
Protective Life Corp., 6.25%	12,950	313,390
State Street Corp., Series C, 5.25%	12,950	291,245
U.S. Bancorp, Series F, 6.50%	8,100	230,040
Wells Fargo & Co., 5.20%	25,900	551,152

		4,764,063
Industrials 0.39%
Pitney Bowes, Inc., 6.70%	5,700	144,666
Stanley Black & Decker, Inc., 5.75%	26,937	645,680

		790,346
Real Estate Investment Trusts 9.41%
CBL & Associates Properties, Inc., Series E, 6.63%	26,400	632,280
CommonWealth REIT, 5.75%	10,000	208,700
CommonWealth REIT, 7.50%	80,565	1,695,893
DDR Corp., Series K, 6.25%	10,176	235,778
Digital Realty Trust, Inc., Series G, 5.88%	16,000	325,760
Digital Realty Trust, Inc., Series F, 6.63%	12,800	292,864
Digital Realty Trust, Inc., Series E, 7.00%	32,000	779,840
Health Care REIT, Inc., Series J, 6.50%	32,000	787,200
Hudson Pacific Properties, Inc., Series B, 8.38%	16,000	419,200
Kimco Realty Corp., Series I, 6.00%	40,000	908,000
Kimco Realty Corp., Series J, 5.50%	49,011	1,021,879
Kimco Realty Corp., Series K, 5.63%	30,000	642,000

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
National Retail Properties, Inc., Series D, 6.63%	16,000	$387,840
PS Business Parks, Inc., Series S, 6.45%	15,000	360,750
PS Business Parks, Inc., Series T, 6.00%	44,900	1,010,250
PS Business Parks, Inc., 5.70%	8,000	171,200
Public Storage, Inc., Series S, 5.90%	15,373	363,725
Public Storage, Inc., Series T, 5.75%	8,800	203,280
Public Storage, Inc., Series R, 6.35%	40,000	1,008,400
Public Storage, Inc., Series Q, 6.50%	16,000	410,560
Regency Centers Corp., Series 7, 6.00%	31,275	683,046
Regency Centers Corp., Series 6, 6.63%	37,500	892,500
Senior Housing Properties Trust, 5.63%	40,000	874,000
Taubman Centers, Inc., Series K, 6.25%	32,108	736,558
Taubman Centers, Inc., Series J, 6.50%	32,362	766,009
Ventas Realty LP / Ventas Capital Corp., 5.45%	10,000	231,000
Vornado Realty LP, 7.88%	41,159	1,061,902
Vornado Realty Trust, Series I, 6.63%	15,581	389,213
Vornado Realty Trust, Series G, 6.63%	29,123	739,724
Vornado Realty Trust, Series L, 5.40%	15,140	317,486
Vornado Realty Trust, Series J, 6.88%	15,817	407,920

		18,964,757
Telecommunication Services 0.22%
Telephone & Data Systems, Inc., 5.88%	5,700	125,343
United States Cellular Corp., 6.95%	12,250	310,782

		436,125
Utilities 1.25%
DTE Energy Co., 5.25%	5,700	124,944
Duke Energy Corp., 5.13%	11,880	275,616
Entergy Louisiana LLC, 5.25%	20,000	478,600
Entergy New Orleans, Inc., 5.00%	20,000	426,600
NextEra Energy Capital Holdings, Inc., 5.00%	8,600	177,418
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	11,500	265,075
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	2,550	60,818
SCE Trust I, 5.63%	23,000	523,020
SCE Trust II, 5.10%	8,600	176,816

		2,508,907
Total Preferred Stocks (Cost $28,930,233)		27,464,198
Money Market 0.84%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio, 0.06% (c)	1,697,453	1,697,453
Total Money Market (Cost $1,697,453)		1,697,453
Total Investments – 99.26% (Cost $195,779,603)		199,938,775
Other Assets in Excess of Liabilities – 0.74%		1,488,768

NET ASSETS – 100.00%		$201,427,543

See accompanying notes which are an integral part of this schedule of investments.

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Illiquid security.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

Tax related: At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$10,557,972
Gross unrealized depreciation	(6,431,197)

Net unrealized appreciation	$4,126,775

Aggregate cost of securities for income tax purposes	$195,812,000

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income & Opportunity Fund

SCHEDULE OF INVESTMENTS | March 31, 2014 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 32.73%
California 7.56%
San Bernardino Community College District, General Obligation Unlimited, Series C, 7.63%, 08/01/44	$505,000	$637,446

Georgia 4.48%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	350,000	377,947

Nevada 1.46%
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	123,306

Ohio 2.80%
Princeton, OH, School Improvements, Build America Bonds, General Obligation Unlimited, Series C, Callable 12/01/20 @ 100, 6.39%, 12/01/47	235,000	236,422

Tennessee 7.16%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	604,275

Texas 9.27%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	781,845

Total Municipal Bonds (Cost $2,669,533)		2,761,241

	Shares
Common Stocks 20.18%
Energy 12.78%
Atlas Resource Partners LP	9,750	203,678
Crestwood Midstream Partners LP	5,000	112,700
Enbridge Energy Partners LP	4,111	112,683
Energy Transfer Partners LP	1,913	102,900
Kinder Morgan Energy Partners LP	1,572	116,249
Marlin Midstream Partners LP	10,000	175,400
Williams Partners LP	5,000	254,700

		1,078,310
Financials 3.14%
Arlington Asset Investment Corp., Class A	10,000	264,800

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Real Estate Investment Trusts 3.67%
American Realty Capital Properties. Inc,	16,393	$229,830
Lexington Realty Trust	7,265	79,261

		309,091
Telecommunication Services 0.59%
NTELOS Holdings Corp.	3,700	49,950

Total Common Stocks (Cost $1,752,076)		1,702,151

	Principal Amount
Corporate Bonds 15.57%
Ford Motor Co., 9.98%, 02/15/47	$500,000	742,336
Wells Fargo & Co., Series K, 7.98%, 03/29/49 (a)	500,000	570,625

Total Corporate Bonds (Cost $1,281,862)		1,312,961

	Shares
Preferred Stocks 36.66%
Consumer Staples 1.38%
CHS, Inc., Series B%	4,000	116,920

Energy 3.79%
Goodrich Petroleum Corp., Series D, 9.75%	8,850	222,578
Miller Energy Resources, Inc., Series D, 10.50%	4,000	96,880

		319,458
Financials 8.10%
Aegon NV, 8.00%	2,000	57,800
Aegon NV, 6.38%	10,000	257,100
Aviva PLC, 8.25%	2,000	55,320
Citigroup, Inc., Series K, 6.88%	12,000	312,840

		683,060
Industrials 0.60%
Pitney Bowes, Inc., 6.70%	2,000	50,760

Real Estate Investment Trusts 20.93%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	6,500	161,460
American Realty Capital Properties. Inc,, Series F, 6.70%	8,529	194,205
CBL & Associates Properties, Inc., Series D, 7.38%	4,800	120,624
CommonWealth REIT, Series E, 7.25%	5,000	125,850
CommonWealth REIT, 7.50%	10,000	210,500
DDR Corp., Series K, 6.25%	2,500	57,925
DDR Corp., Series J, 6.50%	4,000	96,240
Digital Realty Trust, Inc., Series F, 6.63%	5,000	114,400
Hudson Pacific Properties, Inc., Series B, 8.38%	6,000	157,200
LaSalle Hotel Properties, Series H, 7.50%	5,739	148,353

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Market Value
Realty Income Corp., Series F, 6.63%	4,000	$100,760
SL Green Realty Corp., Series I, 6.50%	5,800	135,720
Taubman Centers, Inc., Series J, 6.50%	6,000	142,020

		1,765,257
Telecommunication Services 1.22%
Qwest Corp., 7.38%	2,000	52,300
United States Cellular Corp., 6.95%	2,000	50,740

		103,040
Utilities 0.64%
Entergy Mississippi, Inc., 6.00%	2,150	54,030

Total Preferred Stocks (Cost $2,985,911)		3,092,525
Total Investments – 105.14% (Cost $8,689,382)		8,868,878
Liabilities in Excess of Other Assets – (5.14)%		(433,179)

NET ASSETS – 100.00%		$8,435,699

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.

Tax related: At March 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$282,291
Gross unrealized depreciation	(102,795)

Net unrealized appreciation	$179,496

Aggregate cost of securities for income tax purposes	$8,689,382

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS MARCH 31, 2014 (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income and Opportunity Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, eitherdirectly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•    Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputsare not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2014 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund	Income and Opportunity Fund
Level 1 - Quoted Prices *	$126,542,667	$72,184,873	$67,534	$41,894,908	$4,794,676
Level 2 - Other Significant Observable Inputs *	—	—	108,654,574	158,043,867	4,074,202
Level 3 - Significant Unobservable Inputs	—	—	—	—	—

Total Market Value of Investments	$126,542,667	$72,184,873	$108,722,108	$199,938,775	$8,868,878

*	Industries and Security Types as defined in the Schedule of Investments

The Funds did not have any transfers between levels during the period ended March 31, 2014. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.) MARCH 31, 2014 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2014, the Spirit of America Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$422,520	$418,568
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,116,047	1,972,500

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 05/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 05/22/2014

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 05/22/2014